Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BBH Trust
Entity Central Index Key	0001342947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000227563
Shareholder Report [Line Items]
Fund Name	BBH Select Series - Mid Cap Fund
Class Name	Class I
Trading Symbol	BBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Select Series - Mid Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Series - Mid Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$38	0.81%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.81%
AssetsNet	$ 482,850,673
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$482,850,673 # of Portfolio Holdings29 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Diversification (% of Investments)

Common Stock:
Communication Services	5.1%
Consumer Discretionary	9.8%
Consumer Staples	3.3%
Financials	13.2%
Health Care	8.0%
Industrials	25.6%
Information Technology	21.5%
Materials	8.8%
Real Estate	4.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Guidewire Software, Inc.	6.2%
GFL Environmental, Inc. (Canada)	5.8%
Take-Two Interactive Software, Inc.	4.9%
Watsco, Inc.	4.7%
CBRE Group, Inc. (Class A)	4.6%
Shift4 Payments, Inc. (Class A)	4.5%
Brown & Brown, Inc.	4.4%
AptarGroup, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Wyndham Hotels & Resorts, Inc.	3.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041206
Shareholder Report [Line Items]
Fund Name	BBH Partner Fund - International Equity
Class Name	Class I
Trading Symbol	BBHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$33	0.63%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 2,375,659,169
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,375,659,169 # of Portfolio Holdings73 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Diversification

(% of Investments)

Japan	14.5%
France	14.0%
United Kingdom	13.9%
Canada	8.2%
Ireland	7.0%
Germany	6.8%
Netherlands	6.0%
Switzerland	5.1%
Taiwan	4.3%
Sweden	3.3%
Others	16.9%

Sector Diversification

(% of Investments)

Common Stock:
Communication Services	3.9%
Consumer Discretionary	9.5%
Consumer Staples	5.9%
Energy	1.4%
Financials	11.0%
Health Care	8.2%
Industrials	27.0%
Information Technology	23.0%
Materials	8.2%
Preferred Stocks:
Consumer Discretionary	1.0%
Registered Investment Companies	0.9%
Warrants:
Information Technology	0.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

BAE Systems, Plc.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.9%
London Stock Exchange Group, Plc.	3.7%
Thales S.A.	3.7%
CRH, Plc.	3.0%
Obic Co., Ltd.	2.7%
Keyence Corp.	2.4%
Safran S.A.	2.4%
SAP SE	2.1%
Alcon AG	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041214
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class I
Trading Symbol	BBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$14	0.27%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 9,549,213,846
Holdings Count | Holding	471
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,549,213,846 # of Portfolio Holdings471 Portfolio Turnover Rate20%
Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Asset Backed Securities	19.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	54.9%
Loan Participations and Assignments	7.7%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.1%
U.S. Government Agency Obligations	0.5%
U.S. Treasury Bills	13.1%
U.S. Treasury Bonds and Notes	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Capital One Financial Corp., 4.200%, 10/29/2025	1.2%
Air Lease Corp., 2.875%, 1/15/2026	1.0%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.9%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Whirlpool Corp., 5.672%, 9/23/2025	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.7%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Charter Communications Operating LLC Term B4, 6.298%, 12/7/2030	0.6%
Sutter Health, 1.321%, 8/15/2025	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041213
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class N
Trading Symbol	BBBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$18	0.35%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 9,549,213,846
Holdings Count | Holding	471
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,549,213,846 # of Portfolio Holdings471 Portfolio Turnover Rate20%
Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Asset Backed Securities	19.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	54.9%
Loan Participations and Assignments	7.7%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.1%
U.S. Government Agency Obligations	0.5%
U.S. Treasury Bills	13.1%
U.S. Treasury Bonds and Notes	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Capital One Financial Corp., 4.200%, 10/29/2025	1.2%
Air Lease Corp., 2.875%, 1/15/2026	1.0%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.9%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Whirlpool Corp., 5.672%, 9/23/2025	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.7%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Charter Communications Operating LLC Term B4, 6.298%, 12/7/2030	0.6%
Sutter Health, 1.321%, 8/15/2025	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000201413
Shareholder Report [Line Items]
Fund Name	BBH Income Fund
Class Name	Class I
Trading Symbol	BBNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,564,262,818
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,564,262,818 # of Portfolio Holdings344 Portfolio Turnover Rate14%
Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Asset Backed Securities	18.0%
Commercial Mortgage Backed Securities	6.8%
Corporate Bonds	38.6%
Loan Participations and Assignments	12.5%
Municipal Bonds	0.1%
Preferred Securities	1.8%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.3%
U.S. Treasury Bills	1.9%
U.S. Treasury Bonds and Notes	19.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Ares Capital Corp., 2.150%, 7/15/2026	0.7%
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/2034	0.7%
PFS Financing Corp. 2024-F, 4.750%, 8/15/2029	0.7%
Connect Finco S.a.r.l., 8.822%, 9/27/2029	0.6%
XPLR Infrastructure LP, 0.000%, 11/15/2025	0.6%
INTOWN Mortgage Trust 2025-STAY, 5.672%, 3/15/2042	0.6%
Whirlpool Corp., 5.672%, 9/23/2025	0.6%
Cogent Ipv4 LLC 2024-1A, 7.924%, 5/25/2054	0.6%
Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026	0.6%
Enstar Finance LLC, 5.500%, 1/15/2042	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2 billion, 0.38% per annum on the next $1 billion and 0.35% per annum on amounts over $3 billion of the average daily net assets of the Fund.

There were no other material fund changes during the period.

C000214426
Shareholder Report [Line Items]
Fund Name	BBH Select Series - Large Cap Fund
Class Name	Class I
Trading Symbol	BBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Select Series - Large Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Series - Large Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$35	0.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 458,604,888
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$458,604,888 # of Portfolio Holdings31 Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Diversification (% of Investments)

Common Stock:
Communication Services	6.8%
Consumer Discretionary	8.1%
Consumer Staples	5.7%
Financials	23.3%
Health Care	15.7%
Industrials	8.6%
Information Technology	26.3%
Materials	5.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alphabet, Inc. (Class C)	6.7%
Microsoft Corp.	6.3%
Mastercard, Inc. (Class A)	6.2%
Berkshire Hathaway, Inc. (Class A)	6.1%
Linde, Plc. (Ireland)	5.4%
KLA Corp.	5.2%
Oracle Corp.	4.9%
Waste Management, Inc.	4.8%
Costco Wholesale Corp.	4.4%
Amazon.com, Inc.	4.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000105435
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class I
Trading Symbol	BBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,465,624,658
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,465,624,658 # of Portfolio Holdings380 Portfolio Turnover Rate*97% * 21% excluding variable rate demand notes.
Holdings [Text Block]	Breakdown by Security Type (% of Investments)
Asset Backed Securities	0.6%
Commercial Mortgage Backed Securities	1.2%
Municipal Bonds	92.2%
Short-term Municipal Bonds	0.5%
U.S. Treasury Bills	5.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.2%
California Community Choice Financing Authority, Revenue Bonds, 4.070%, 2/1/2052	1.1%
State of Ohio, Revenue Bonds, 3.000%, 5/1/2025	1.1%
City of Los Angeles Department of Airports, Revenue Bonds, 5.250%, 5/15/2042	1.1%
Michigan Finance Authority, Revenue Bonds, 4.370%, 4/15/2047	1.1%
Modesto Irrigation District, Revenue Bonds, NPFG, 3.699%, 9/1/2037	1.0%
Los Angeles Department of Water & Power, Revenue Bonds, 3.000%, 7/1/2048	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
County of Miami-Dade Aviation Revenue, Revenue Bonds, 5.000%, 10/1/2036	1.0%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

C000105434
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class N
Trading Symbol	BBINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$32	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,465,624,658
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,465,624,658 # of Portfolio Holdings380 Portfolio Turnover Rate*97% * 21% excluding variable rate demand notes.
Holdings [Text Block]	Breakdown by Security Type (% of Investments)
Asset Backed Securities	0.6%
Commercial Mortgage Backed Securities	1.2%
Municipal Bonds	92.2%
Short-term Municipal Bonds	0.5%
U.S. Treasury Bills	5.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.2%
California Community Choice Financing Authority, Revenue Bonds, 4.070%, 2/1/2052	1.1%
State of Ohio, Revenue Bonds, 3.000%, 5/1/2025	1.1%
City of Los Angeles Department of Airports, Revenue Bonds, 5.250%, 5/15/2042	1.1%
Michigan Finance Authority, Revenue Bonds, 4.370%, 4/15/2047	1.1%
Modesto Irrigation District, Revenue Bonds, NPFG, 3.699%, 9/1/2037	1.0%
Los Angeles Department of Water & Power, Revenue Bonds, 3.000%, 7/1/2048	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
County of Miami-Dade Aviation Revenue, Revenue Bonds, 5.000%, 10/1/2036	1.0%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

C000041211
Shareholder Report [Line Items]
Fund Name	BBH U.S. Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	BBSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$11	0.22%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 6,956,789,011
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,956,789,011 # of Portfolio Holdings24
Holdings [Text Block]	Sector Diversification (% of Investments)
Repurchase Agreements	21.7%
U.S. Treasury Bills	78.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

U.S. Treasury Bill, 4.234%, 5/20/2025	6.2%
U.S. Treasury Bill, 4.241%, 5/27/2025	5.7%
U.S. Treasury Bill, 4.229%, 5/29/2025	5.7%
U.S. Treasury Bill, 4.240%, 6/5/2025	5.5%
Royal Bank of Canada, 4.240%, 5/1/2025Footnote Reference*	5.4%
Societe Generale, 4.360%, 5/1/2025Footnote Reference*	5.4%
BNP Paribas, 4.280%, 5/1/2025Footnote Reference*	5.4%
National Australia Bank Ltd., 4.300%, 5/1/2025Footnote Reference*	5.4%
U.S. Treasury Bill, 4.239%, 5/22/2025	5.4%
U.S. Treasury Bill, 4.254%, 6/3/2025	5.4%
Footnote	Description
Footnote*	Repurchase Agreement

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.